UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02968-99
Name of Registrant: Vanguard Trustees' Equity Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31st
Date of reporting period: July 31, 2017
Item 1: Schedule of Investments

Vanguard International Value Fund

Schedule of Investments (unaudited)
As of July 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (95.2%)1
Australia (1.5%)
BHP Billiton Ltd.	3,234,878	67,371
QBE Insurance Group Ltd.	5,373,993	50,911
Woodside Petroleum Ltd.	940,284	21,975
		140,257
Belgium (1.3%)
Anheuser-Busch InBev SA	603,326	72,781
KBC Group NV	364,537	30,138
Ageas	550,384	24,778
		127,697
Brazil (2.1%)
BB Seguridade Participacoes SA	5,987,700	52,708
Cielo SA	5,011,820	41,948
Estacio Participacoes SA	5,733,600	37,509
* Petroleo Brasileiro SA ADR	3,731,900	32,878
Cia de Saneamento Basico do Estado de Sao Paulo	2,905,900	31,264
* Petroleo Brasileiro SA ADR Preference Shares	163,340	1,388
		197,695
Canada (1.7%)
Canadian Natural Resources Ltd.	2,054,300	62,828
Suncor Energy Inc.	1,678,600	54,757
Canadian National Railway Co.	619,600	48,962
		166,547
China (3.8%)
* Baidu Inc. ADR	848,100	191,967
Tencent Holdings Ltd.	2,223,100	88,733
Shanghai Fosun Pharmaceutical Group Co. Ltd.	13,181,500	48,245
Lenovo Group Ltd.	50,174,000	31,035
		359,980
Denmark (0.4%)
Carlsberg Class B	362,177	40,237

Finland (1.6%)
Sampo Oyj Class A	1,478,025	80,836
Nokia Oyj	10,546,558	67,300
		148,136
France (7.1%)
Sanofi	1,515,578	144,419
TOTAL SA	2,728,000	138,730
BNP Paribas SA	1,340,391	103,876
Valeo SA	1,145,202	79,293
Vinci SA	774,522	69,356
Cie Generale des Etablissements Michelin	324,352	43,929
ArcelorMittal	1,343,988	35,385
AXA SA	857,109	25,314
Schneider Electric SE	291,049	22,843

Engie SA	965,914	15,557
		678,702
Germany (4.8%)
* Commerzbank AG	8,441,270	110,416
SAP SE	860,570	91,122
E.ON SE	6,285,881	62,185
Bayer AG	433,237	54,875
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	249,902	53,679
Bayerische Motoren Werke AG	478,119	43,930
Continental AG	170,669	38,446
		454,653
Hong Kong (3.1%)
Galaxy Entertainment Group Ltd.	18,827,000	116,240
CK Hutchison Holdings Ltd.	5,040,692	66,331
Swire Pacific Ltd. Class A	6,451,850	64,287
Melco Resorts & Entertainment Ltd. ADR	1,917,100	38,725
Li & Fung Ltd.	38,162,000	13,960
		299,543
India (1.1%)
ICICI Bank Ltd. ADR	11,401,200	106,145

Indonesia (1.5%)
Telekomunikasi Indonesia Persero Tbk PT ADR	2,115,038	74,090
Bank Negara Indonesia Persero Tbk PT	119,284,300	66,646
		140,736
Ireland (0.4%)
* Ryanair Holdings plc ADR	321,254	36,408

Italy (0.7%)
* UniCredit SPA	1,795,787	35,295
Banca Mediolanum SPA	3,151,345	27,555
		62,850
Japan (20.5%)
Sumitomo Mitsui Financial Group Inc.	3,724,600	143,717
Panasonic Corp.	8,435,300	116,182
Nidec Corp.	1,049,000	115,588
Omron Corp.	2,189,200	109,224
Nippon Telegraph & Telephone Corp.	2,141,800	104,816
Daiwa House Industry Co. Ltd.	2,767,200	96,524
East Japan Railway Co.	941,200	88,268
Japan Tobacco Inc.	2,295,300	79,760
Sumitomo Mitsui Trust Holdings Inc.	2,118,800	77,809
Mitsubishi Corp.	3,537,200	76,800
Nomura Holdings Inc.	12,169,400	72,301
Sumitomo Electric Industries Ltd.	4,439,000	71,754
Makita Corp.	1,795,300	70,224
Takashimaya Co. Ltd.	7,429,000	67,959
Ryohin Keikaku Co. Ltd.	251,200	64,218
DeNA Co. Ltd.	2,726,500	59,899
Hino Motors Ltd.	4,623,900	54,422
Sony Corp.	1,314,200	53,993
Yahoo Japan Corp.	10,370,700	46,937
JFE Holdings Inc.	2,146,400	41,401
SoftBank Group Corp.	503,900	40,613
KDDI Corp.	1,404,200	37,207

Tokyo Electron Ltd.	264,000	37,128
NSK Ltd.	2,421,800	31,218
Kao Corp.	488,900	29,766
FANUC Corp.	132,600	27,111
Teijin Ltd.	1,227,300	24,607
Honda Motor Co. Ltd.	827,700	23,169
Astellas Pharma Inc.	1,625,500	20,702
Daiwa Securities Group Inc.	3,414,000	19,662
Yamato Kogyo Co. Ltd.	701,000	19,649
Toyota Motor Corp.	345,709	19,484
Dentsu Inc.	407,600	19,058
		1,961,170
Netherlands (1.5%)
Wolters Kluwer NV	1,547,731	68,834
Gemalto NV	859,496	43,784
Aegon NV	5,169,403	28,977
		141,595
Norway (1.9%)
DNB ASA	3,735,270	73,377
Statoil ASA	2,767,503	52,013
Telenor ASA	2,336,941	46,654
TGS NOPEC Geophysical Co. ASA	470,284	9,938
		181,982
Other (0.4%)
2 Vanguard FTSE All-World ex-US ETF	718,406	37,156

Philippines (0.2%)
Alliance Global Group Inc.	77,156,400	21,951

Russia (0.9%)
Gazprom PJSC ADR (London Shares)	9,420,057	36,670
* Yandex NV Class A	1,058,015	30,661
Lukoil PJSC ADR	385,850	17,979
Gazprom PJSC ADR	740,167	2,894
		88,204
Singapore (2.0%)
DBS Group Holdings Ltd.	9,013,800	143,803
Genting Singapore plc	58,872,000	50,582
		194,385
South Africa (0.6%)
Sanlam Ltd.	7,860,956	39,592
Mr Price Group Ltd.	1,448,267	19,033
		58,625
South Korea (2.5%)
Samsung Electronics Co. Ltd.	39,792	85,572
Hana Financial Group Inc.	984,207	44,907
E-MART Inc.	178,078	40,425
Shinhan Financial Group Co. Ltd.	561,096	26,667
Kia Motors Corp.	675,146	22,062
LG Electronics Inc.	308,942	18,519
		238,152
Spain (3.3%)
Banco Santander SA	10,833,517	73,757
Banco Bilbao Vizcaya Argentaria SA	7,576,533	68,551
Banco de Sabadell SA	28,956,274	64,663

Telefonica SA	5,419,820	61,369
Red Electrica Corp. SA	2,001,741	42,885
311,225
Sweden (1.0%)
Assa Abloy AB Class B	3,241,958	69,452
Nordea Bank AB	2,201,700	27,781
97,233
Switzerland (5.3%)
Novartis AG	2,671,964	227,592
Roche Holding AG	457,969	115,944
Adecco Group AG	1,221,508	93,192
Credit Suisse Group AG	2,906,413	44,676
Cie Financiere Richemont SA	339,062	28,824
510,228
Taiwan (1.7%)
Taiwan Semiconductor Manufacturing Co. Ltd.	15,327,704	108,350
Silicon Motion Technology Corp. ADR	1,412,526	58,069
166,419
Thailand (1.0%)
Bangkok Bank PCL	13,166,800	71,022
Kasikornbank PCL (Foreign)	4,250,200	25,292
96,314
Turkey (0.9%)
Turkcell Iletisim Hizmetleri AS	16,221,988	59,321
KOC Holding AS	5,262,158	24,506
83,827
United Kingdom (17.2%)
Royal Dutch Shell plc Class A (Amsterdam Shares)	4,279,497	121,068
Prudential plc	4,709,548	114,915
Barclays plc	34,600,233	92,772
British American Tobacco plc	1,440,023	89,578
Unilever plc	1,556,450	88,769
Shire plc	1,520,857	85,020
AstraZeneca plc	1,396,938	83,262
BP plc ADR	2,362,200	83,008
BP plc	12,540,598	73,660
*	Tesco plc	30,615,060	70,369
*	Compass Group plc	2,865,209	61,135
Kingfisher plc	15,385,104	59,706
HSBC Holdings plc	5,877,471	58,862
Royal Dutch Shell plc Class A (London Shares)	1,998,307	56,435
Wolseley plc	860,046	51,351
3	Worldpay Group plc	10,200,134	49,775
*	Royal Bank of Scotland Group plc	14,611,000	47,903
RELX NV	2,187,396	47,644
Whitbread plc	926,618	47,054
London Stock Exchange Group plc	905,964	44,851
Associated British Foods plc	1,087,709	42,551
Lloyds Banking Group plc	41,473,540	35,855
Ashtead Group plc	1,624,497	34,901
*,3 ConvaTec Group plc	7,476,507	30,642
*	Standard Chartered plc	2,469,312	27,603
Johnson Matthey plc	571,511	21,182
Babcock International Group plc	1,006,825	11,216
GlaxoSmithKline plc	396,696	7,897

	Rolls-Royce Holdings plc			59,278	695
					1,639,679
United States (3.2%)
*	Michael Kors Holdings Ltd.			1,231,200	44,865
^	Signet Jewelers Ltd.			375,849	22,987
*,^ Weatherford International plc				4,363,202	19,460
	Aon plc			486,455	67,214
	Medtronic plc			914,185	76,764
	Accenture plc Class A			598,990	77,162
					308,452
Total Common Stocks (Cost $8,278,432)					9,096,183

		Coupon
Temporary Cash Investments (5.2%)1
Money Market Fund (5.1%)
4,5 Vanguard Market Liquidity Fund		1.217%		4,866,026	486,700

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
6	United States Treasury Bill	0.982%-0.987%	9/7/17	3,500	3,496
6	United States Treasury Bill	1.038%	11/2/17	3,000	2,992
6	United States Treasury Bill	1.052%	11/24/17	3,000	2,990
					9,478
Total Temporary Cash Investments (Cost $496,167)					496,178
Total Investments (100.4%) (Cost $8,774,599)					9,592,361
Other Assets and Liabilities-Net (-0.4%)5,6,7					(37,378)
Net Assets (100%)					9,554,983

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,169,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.4% and 3.0%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate value of these securities was $80,417,000, representing 0.8% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $58,804,000 of collateral received for securities on loan and for securities loaned after July 31, 2017.
6 Securities with a value of $9,478,000 and cash of $1,728,000 have been segregated as initial margin for open futures contracts.
7 Cash of $270,000 has been segregated as initial margin for open forward currency contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to

International Value Fund

procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,331,817	7,764,366	—
Temporary Cash Investments	486,700	9,478	—
Futures Contracts—Assets[1]	236	—	—
Futures Contracts—Liabilities[1]	(336)	—	—
Forward Currency Contracts—Assets	—	7,061	—
Forward Currency Contracts—Liabilities	—	(1,408)	—
Total	1,818,417	7,779,497	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid

International Value Fund

market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	September 2017	2,192	89,084	(2,066)
Topix Index	September 2017	393	57,601	359
S&P ASX 200 Index	September 2017	367	41,466	(477)
FTSE 100 Index	September 2017	204	19,660	(197)
				(2,381)

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

International Value Fund

At July 31, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs International	9/20/17	EUR	49,312	USD	55,487	3,054
Morgan Stanley Capital
Services LLC	9/12/17	JPY	4,390,201	USD	40,234	(331)
Toronto-Dominion Bank	9/26/17	AUD	41,082	USD	31,261	1,581
BNP Paribas	9/12/17	JPY	2,383,210	USD	21,500	161
Citibank, N.A.	9/20/17	EUR	16,909	USD	19,891	182
Goldman Sachs International	9/12/17	JPY	1,542,720	USD	14,053	(31)
Barclays Bank plc	9/20/17	EUR	11,300	USD	12,779	635
BNP Paribas	9/20/17	EUR	9,715	USD	11,383	150
JPMorgan Chase Bank, N.A.	9/26/17	AUD	11,148	USD	8,914	(2)
Barclays Bank plc	9/12/17	JPY	756,935	USD	6,786	94
Bank of America, N.A.	9/20/17	GBP	5,198	USD	6,645	224
Morgan Stanley Capital
Services LLC	9/20/17	GBP	4,938	USD	6,311	216
JPMorgan Chase Bank, N.A.	9/26/17	AUD	6,292	USD	5,014	16
JPMorgan Chase Bank, N.A.	9/20/17	GBP	3,765	USD	4,932	44
BNP Paribas	9/26/17	AUD	4,664	USD	3,558	171
JPMorgan Chase Bank, N.A.	9/12/17	JPY	387,960	USD	3,434	92
JPMorgan Chase Bank, N.A.	9/20/17	EUR	2,487	USD	2,844	108
Goldman Sachs International	9/12/17	JPY	290,970	USD	2,558	87
Credit Suisse International	9/20/17	GBP	1,921	USD	2,516	23
Barclays Bank plc	9/26/17	AUD	2,942	USD	2,219	133
Barclays Bank plc	9/20/17	GBP	984	USD	1,272	28
BNP Paribas	9/20/17	GBP	582	USD	753	17
JPMorgan Chase Bank, N.A.	9/12/17	JPY	80,422	USD	737	(6)
Barclays Bank plc	9/20/17	USD	13,729	EUR	11,933	(438)
BNP Paribas	9/12/17	USD	13,586	JPY	1,497,175	(22)

International Value Fund

Barclays Bank plc	9/12/17	USD	9,571	JPY	1,048,080	45
Goldman Sachs International	9/12/17	USD	8,665	JPY	971,700	(167)
Citibank, N.A.	9/26/17	USD	6,892	AUD	8,820	(158)
BNP Paribas	9/26/17	USD	3,433	AUD	4,533	(191)
Goldman Sachs International	9/20/17	USD	2,990	GBP	2,279	(22)
Goldman Sachs International	9/20/17	USD	715	EUR	636	(40)
						5,653

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At July 31, 2017, the counterparties had deposited in segregated accounts securities and cash with a value of $3,834,000 in connection with open forward currency contracts.

After July 31, 2017 the counterparty posted additional collateral of $760,000 in connection with open forward currency contracts as of July 31, 2017.

E. At July 31, 2017, the cost of investment securities for tax purposes was $8,778,720,000. Net unrealized appreciation of investment securities for tax purposes was $813,641,000, consisting of unrealized gains of $1,470,025,000 on securities that had risen in value since their purchase and $656,384,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Equity Fund

Schedule of Investments (unaudited)
As of July 31, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Growth and Income Fund Investor Shares	6,204,923	280,773
Vanguard U.S. Growth Fund Investor Shares	6,021,949	210,467
Vanguard Morgan Growth Fund Investor Shares	7,253,846	210,362
Vanguard Windsor Fund Investor Shares	9,312,885	209,912
Vanguard Windsor II Fund Investor Shares	5,537,603	208,325
Vanguard Explorer Fund Investor Shares	1,434,101	139,222
Vanguard Mid-Cap Growth Fund	2,789,546	69,515
Vanguard Capital Value Fund	5,443,396	69,349

Total Investment Companies (Cost $893,425)		1,397,925
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.217% (Cost $188)	1,879	188
Total Investments (100.0%) (Cost $893,613)		1,398,113
Other Assets and Liabilities-Net (0.0%)		366
Net Assets (100%)		1,398,479

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2017, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At July 31, 2017, the cost of investment securities for tax purposes was $893,613,000. Net unrealized appreciation of investment securities for tax purposes was $504,500,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Diversified Equity Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
			Proceeds
	Oct. 31, 2016		from		Capital Gain	July 31, 2017
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Capital Value Fund	63,618	1,439	3,944	1,103	—	69,349
Vanguard Explorer Fund	125,724	6,247	12,250	476	5,344	139,222
Vanguard Growth and Income
Fund	255,676	18,806	18,890	4,845	12,014	280,773
Vanguard Market Liquidity Fund	—	NA2	NA2	—	—	188
Vanguard Mid-Cap Growth Fund	63,956	657	4,237	441	—	69,515
Vanguard Morgan Growth Fund	191,983	10,659	21,534	1,586	8,958	210,362

Vanguard U.S. Growth Fund	191,416	3,594	17,677	782	2,071	210,467
Vanguard Windsor Fund	191,946	12,119	21,152	4,019	5,527	209,912
Vanguard Windsor II Fund	192,005	17,558	15,763	4,570	10,385	208,325
Total	1,276,324	71,079	115,447	17,822	44,299	1,398,113

1 Includes net realized gain (loss) on affiliated investment securities sold of $12,285,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Emerging Markets Select Stock Fund

Schedule of Investments (unaudited)
As of July 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (94.1%)1
Argentina (0.3%)
YPF SA ADR	89,056	1,799

Brazil (8.7%)
Itau Unibanco Holding SA ADR	450,556	5,366
Ambev SA	779,419	4,786
Telefonica Brasil SA ADR	190,912	2,841
* Petroleo Brasileiro SA ADR	329,059	2,797
Banco Bradesco SA Preference Shares	288,738	2,795
Vale SA Class B ADR Common Shares	235,517	2,362
Vale SA Class B ADR Preference Shares	248,293	2,332
TOTVS SA	236,682	2,277
Itau Unibanco Holding SA Preference Shares	181,548	2,173
* Petroleo Brasileiro SA Preference Shares	477,900	2,037
MRV Engenharia e Participacoes SA	438,401	2,015
EDP - Energias do Brasil SA	394,780	1,819
Ambev SA ADR	283,532	1,724
Telefonica Brasil SA Preference Shares	111,200	1,666
Randon Participacoes SA Preference Shares	927,424	1,585
* BRF SA ADR	133,201	1,570
CVC Brasil Operadora e Agencia de Viagens SA	134,001	1,532
Cia de Saneamento Basico do Estado de Sao Paulo	134,000	1,442
Cyrela Brazil Realty SA Empreendimentos e Participacoes	309,738	1,216
Cia de Saneamento do Parana Preference Shares	323,500	1,100
Braskem SA Preference Shares	84,000	1,005
Gerdau SA ADR	252,926	852
* Usinas Siderurgicas de Minas Gerais SA Preference Shares	453,900	753
CCR SA	127,282	697
Lojas Renner SA	72,845	684
Gerdau SA Preference Shares	91,000	311
* Atacadao Distribuicao Comercio e Industria Ltda	27,800	135
		49,872
Canada (0.3%)
First Quantum Minerals Ltd.	131,970	1,459
Tahoe Resources Inc.	53,063	290
* Kinross Gold Corp.	55,642	229
		1,978
China (20.5%)
Tencent Holdings Ltd.	439,075	17,525
China Construction Bank Corp.	8,904,450	7,393
Industrial & Commercial Bank of China Ltd.	8,555,780	5,978
China Mobile Ltd.	491,000	5,248
Lenovo Group Ltd.	8,384,000	5,186
China Pacific Insurance Group Co. Ltd.	990,420	4,364
China Resources Power Holdings Co. Ltd.	2,253,683	4,291
China Overseas Land & Investment Ltd.	1,088,000	3,686
CNOOC Ltd.	3,100,567	3,470
China Shenhua Energy Co. Ltd.	1,328,500	3,305
Dongfeng Motor Group Co. Ltd.	2,336,000	2,859

*	China Unicom Hong Kong Ltd.	1,937,973	2,809
	China Dongxiang Group Co. Ltd.	14,482,000	2,686
	PICC Property & Casualty Co. Ltd.	1,398,040	2,601
	China Agri-Industries Holdings Ltd.	5,805,000	2,599
	China Telecom Corp. Ltd.	5,246,000	2,494
	China Longyuan Power Group Corp. Ltd.	3,161,580	2,312
	Brilliance China Automotive Holdings Ltd.	910,000	2,302
	China Lesso Group Holdings Ltd.	3,194,000	2,251
	China Life Insurance Co. Ltd.	688,000	2,174
	Greatview Aseptic Packaging Co. Ltd.	3,600,000	2,073
	Far East Horizon Ltd.	2,404,000	2,048
	Anhui Conch Cement Co. Ltd.	554,000	2,047
	Longfor Properties Co. Ltd.	731,400	1,836
	ENN Energy Holdings Ltd.	262,712	1,784
*	Grand Baoxin Auto Group Ltd.	3,449,500	1,754
	China Merchants Bank Co. Ltd.	469,000	1,540
	China Everbright International Ltd.	1,084,500	1,414
	Ping An Insurance Group Co. of China Ltd.	184,630	1,367
*	Datang International Power Generation Co. Ltd.	3,862,300	1,314
	China Shineway Pharmaceutical Group Ltd.	1,294,000	1,294
	CNOOC Ltd. ADR	10,783	1,213
	China Galaxy Securities Co. Ltd.	1,342,000	1,182
	China Railway Group Ltd.	1,400,000	1,112
	Sunny Optical Technology Group Co. Ltd.	84,800	1,008
	Dah Chong Hong Holdings Ltd.	1,920,000	988
*	Li Ning Co. Ltd.	1,082,000	852
	Haier Electronics Group Co. Ltd.	325,241	837
	Weichai Power Co. Ltd.	708,000	681
	Guangdong Investment Ltd.	471,548	664
	Huadian Power International Corp. Ltd.	1,484,000	626
*,2 Tianhe Chemicals Group Ltd.		4,142,000	620
*	Aluminum Corp. of China Ltd.	858,000	538
*	West China Cement Ltd.	3,340,000	479
	ANTA Sports Products Ltd.	126,780	435
	Tongda Group Holdings Ltd.	1,444,684	419
	Sino Biopharmaceutical Ltd.	355,274	314
	CSPC Pharmaceutical Group Ltd.	166,000	259
	China ZhengTong Auto Services Holdings Ltd.	251,000	248
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	57,672	211
	Shandong Weigao Group Medical Polymer Co. Ltd.	261,800	211
	China Resources Phoenix Healthcare Holdings Co. Ltd.	149,000	188
	China Traditional Chinese Medicine Holdings Co. Ltd.	317,000	168
	Yestar Healthcare Holdings Co. Ltd.	307,500	157
	Fosun International Ltd.	100,500	152
			117,566
Colombia (0.2%)
*	CEMEX Latam Holdings SA	229,659	838
	Cementos Argos SA	27,572	110
			948
Czech Republic (0.2%)
	Komercni banka as	31,680	1,365

Egypt (0.2%)
	Commercial International Bank Egypt SAE	165,634	776
	Commercial International Bank Egypt SAE GDR	52,890	244
			1,020

Greece (0.9%)
*	Alpha Bank AE	1,008,377	2,417
*	Bank of Cyprus Holdings plc	311,338	1,200
	Hellenic Telecommunications Organization SA	71,008	905
*	National Bank of Greece SA	1,634,001	661
			5,183
Hong Kong (2.6%)
	AIA Group Ltd.	853,701	6,715
	Stella International Holdings Ltd.	1,081,000	1,847
	First Pacific Co. Ltd.	1,788,000	1,338
*	Pacific Basin Shipping Ltd.	6,020,975	1,316
	Texwinca Holdings Ltd.	1,669,000	1,013
	Sands China Ltd.	214,850	995
	AMVIG Holdings Ltd.	2,583,870	751
	AAC Technologies Holdings Inc.	24,279	326
	Samsonite International SA	75,000	314
	Melco Resorts & Entertainment Ltd. ADR	13,405	271
	United Co. RUSAL plc	340,000	185
*	Semiconductor Manufacturing International Corp.	106,900	117
			15,188
Hungary (0.6%)
	OTP Bank plc	78,991	2,939
	Magyar Telekom Telecommunications plc	349,700	632
			3,571
India (8.7%)
	Reliance Industries Ltd.	276,396	6,958
	State Bank of India	949,550	4,624
	Axis Bank Ltd.	560,083	4,538
	ICICI Bank Ltd. ADR	385,326	3,587
	NTPC Ltd.	1,238,708	3,171
	ICICI Bank Ltd.	587,217	2,763
	Bharti Infratel Ltd.	363,004	2,272
	Bank of Baroda	706,744	1,828
	Tata Consultancy Services Ltd.	47,010	1,826
	Aurobindo Pharma Ltd.	144,384	1,617
	Godrej Consumer Products Ltd.	88,256	1,427
	Indiabulls Housing Finance Ltd.	75,825	1,388
	NHPC Ltd.	2,531,245	1,197
	CESC Ltd.	75,209	1,106
2	L&T Technology Services Ltd.	87,438	1,038
	HDFC Bank Ltd. ADR	10,140	981
	Ambuja Cements Ltd.	239,259	981
	ACC Ltd.	33,019	892
	UltraTech Cement Ltd.	13,200	835
	Marico Ltd.	158,548	827
	ITC Ltd.	182,510	811
2	ICICI Prudential Life Insurance Co. Ltd.	111,244	796
*	Punjab National Bank	289,044	731
	Power Grid Corp. of India Ltd.	188,414	656
	Bharat Electronics Ltd.	209,620	584
*	Jammu & Kashmir Bank Ltd.	436,582	566
*	Tata Motors Ltd. Class A	132,869	539
	TAKE Solutions Ltd.	142,176	331
*,2 Avenue Supermarts Ltd.		22,802	327
	LIC Housing Finance Ltd.	23,412	252

* Westlife Development Ltd.	50,942	207
		49,656
Indonesia (2.9%)
Bank Mandiri Persero Tbk PT	4,268,600	4,369
Bank Rakyat Indonesia Persero Tbk PT	2,367,900	2,623
Bank Central Asia Tbk PT	1,524,200	2,140
Telekomunikasi Indonesia Persero Tbk PT	5,928,810	2,084
Hanjaya Mandala Sampoerna Tbk PT	4,073,900	1,086
Semen Indonesia Persero Tbk PT	1,390,300	1,038
Mitra Adiperkasa Tbk PT	1,274,900	603
Bumi Serpong Damai Tbk PT	4,431,900	595
Bank Tabungan Pensiunan Nasional Tbk PT	3,011,580	570
Sarana Menara Nusantara Tbk PT	1,601,700	481
Pakuwon Jati Tbk PT	7,333,438	391
Ace Hardware Indonesia Tbk PT	3,988,500	332
Ramayana Lestari Sentosa Tbk PT	4,318,644	306
Bank Danamon Indonesia Tbk PT	521,400	223
		16,841
Japan (0.1%)
* Nexon Co. Ltd.	35,280	733

Kenya (0.3%)
Safaricom Ltd.	5,027,765	1,186
Equity Group Holdings Ltd.	713,500	280
		1,466
Luxembourg (0.1%)
* Biotoscana Investments SA	40,200	351

Malaysia (0.4%)
Genting Malaysia Bhd.	1,255,800	1,758
Inari Amertron Bhd.	520,766	312
		2,070
Mexico (2.8%)
* Cemex SAB de CV ADR	445,885	4,329
Grupo Financiero Banorte SAB de CV	546,285	3,622
Alfa SAB de CV Class A	1,519,828	2,107
America Movil SAB de CV ADR	80,658	1,426
Grupo Financiero Santander Mexico SAB de CV ADR	138,101	1,417
Alpek SAB de CV	810,500	929
Wal-Mart de Mexico SAB de CV	272,100	628
* Grupo Cementos de Chihuahua SAB de CV	118,700	620
Infraestructura Energetica Nova SAB de CV	105,200	596
Prologis Property Mexico SA de CV	135,945	269
		15,943
Netherlands (0.1%)
*,2 DP Eurasia NV	117,606	303

Pakistan (0.2%)
United Bank Ltd.	509,005	1,004

Peru (0.4%)
Credicorp Ltd.	11,338	2,099

Philippines (0.8%)
Energy Development Corp.	20,141,493	2,383

International Container Terminal Services Inc.	488,159	1,033
Pilipinas Shell Petroleum Corp.	477,130	626
Jollibee Foods Corp.	48,790	218
LT Group Inc.	568,500	198
		4,458
Poland (0.3%)
Cyfrowy Polsat SA	236,717	1,687

Romania (0.1%)
2 Societatea Energetica Electrica SA GDR	20,535	295

Russia (5.5%)
Lukoil PJSC ADR (London Shares)	207,456	9,666
Rosneft Oil Co. PJSC GDR	1,210,000	6,215
Sberbank of Russia PJSC ADR (London Shares)	316,805	3,688
Sberbank of Russia PJSC	1,150,063	3,168
MMC Norilsk Nickel PJSC ADR	183,451	2,722
Sberbank of Russia PJSC ADR (OTC Shares)	132,034	1,551
PhosAgro PJSC GDR	109,360	1,500
Gazprom PJSC ADR	231,938	903
Etalon Group Ltd. GDR	230,778	827
2 Polyus PJSC GDR	17,205	569
O'Key Group SA GDR	238,685	514
Lukoil PJSC ADR (OTC Shares)	8,321	392
		31,715
Singapore (0.9%)
Wilmar International Ltd.	1,046,600	2,576
Sembcorp Industries Ltd.	726,700	1,731
* Ezion Holdings Ltd.	3,737,460	662
* Ezion Holdings Ltd Warrants Expire 04/15/2020	372,164	11
		4,980
South Africa (4.8%)
Sasol Ltd.	214,075	6,453
Barclays Africa Group Ltd.	304,356	3,341
Barloworld Ltd.	286,539	2,579
Reunert Ltd.	470,292	2,565
Naspers Ltd.	11,481	2,538
Imperial Holdings Ltd.	177,356	2,343
Sanlam Ltd.	413,273	2,081
FirstRand Ltd.	494,084	1,944
AngloGold Ashanti Ltd. ADR	154,261	1,546
* PPC Ltd.	2,010,882	729
Hyprop Investments Ltd.	53,912	483
Steinhoff International Holdings NV	71,970	360
Aspen Pharmacare Holdings Ltd.	16,721	350
		27,312
South Korea (6.6%)
Samsung Electronics Co. Ltd.	2,469	5,310
Hana Financial Group Inc.	108,573	4,954
Hyundai Motor Co.	30,253	3,916
SK Hynix Inc.	61,542	3,618
POSCO	11,789	3,523
Dongbu Insurance Co. Ltd.	37,420	2,678
* Hyundai Heavy Industries Co. Ltd.	14,076	2,193
KB Financial Group Inc.	35,420	1,883
Amorepacific Corp.	6,678	1,692

	Samsung Life Insurance Co. Ltd.	12,621	1,415
	Koh Young Technology Inc.	22,937	1,315
	Shinhan Financial Group Co. Ltd.	24,070	1,144
	LG Electronics Inc.	18,175	1,090
	Kia Motors Corp.	28,297	925
*,2 CEMEX Holdings Philippines Inc.		6,358,900	766
*	Hyundai Robotics Co. Ltd.	1,811	713
	LG Chem Ltd.	2,021	593
*	Hugel Inc.	439	228
			37,956
Sweden (0.1%)
*	Vostok Emerging Finance Ltd.	2,522,523	581

Taiwan (11.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	438,558	15,771
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,503,266	10,626
	Hon Hai Precision Industry Co. Ltd.	1,355,607	5,272
	Compal Electronics Inc.	7,260,000	4,822
	Delta Electronics Inc.	862,245	4,582
	Catcher Technology Co. Ltd.	288,833	3,319
	Chicony Electronics Co. Ltd.	1,069,174	2,751
	eMemory Technology Inc.	130,000	1,909
	Teco Electric and Machinery Co. Ltd.	1,855,000	1,747
	Cathay Financial Holding Co. Ltd.	944,000	1,538
	Sino-American Silicon Products Inc.	706,300	1,417
	Casetek Holdings Ltd.	425,000	1,342
	United Microelectronics Corp.	2,870,600	1,318
	Globalwafers Co. Ltd.	164,759	1,297
	Largan Precision Co. Ltd.	5,134	937
	Advantech Co. Ltd.	88,681	671
*	E.Sun Financial Holding Co. Ltd.	947,358	604
*	Wan Hai Lines Ltd.	593,000	340
	Realtek Semiconductor Corp.	85,930	322
	Elite Material Co. Ltd.	53,000	262
	Land Mark Optoelectronics Corp.	18,446	253
	Advanced Ceramic X Corp.	18,417	224
	Chunghwa Precision Test Tech Co. Ltd.	4,547	213
	Silergy Corp.	9,769	191
	Bizlink Holding Inc.	23,399	174
	Airtac International Group	12,387	168
	Hota Industrial Manufacturing Co. Ltd.	33,979	155
	Getac Technology Corp.	96,000	121
	Kingpak Technology Inc.	18,698	120
	Voltronic Power Technology Corp.	6,430	110
	ASPEED Technology Inc.	4,086	95
	Hu Lane Associate Inc.	14,680	87
*	Airtac International Group Rights to Expire 8/9/2017	553	2
			62,760
Thailand (1.2%)
	Bangkok Bank PCL	704,700	3,801
	Bangkok Airways PCL	1,423,804	783
	CP ALL PCL (Foreign)	366,200	669
	PTT Global Chemical PCL	258,425	557
	LPN Development PCL	1,323,706	461
	Supalai PCL	539,916	386

	KCE Electronics PCL	47,700	124
			6,781
Turkey (1.3%)
	Akbank TAS	934,833	2,781
	Haci Omer Sabanci Holding AS (Bearer)	805,434	2,476
	Turkiye Halk Bankasi AS	456,790	1,960
	Tupras Turkiye Petrol Rafinerileri AS	8,991	277
			7,494
United Arab Emirates (0.7%)
	Union National Bank PJSC	2,515,083	3,099
*	Dubai Financial Market PJSC	3,793,649	1,227
			4,326
United Kingdom (2.9%)
	Antofagasta plc	363,624	4,541
*	Standard Chartered plc (London Shares)	377,826	4,224
*	Standard Chartered plc (Hong Kong Shares)	206,307	2,269
*	KAZ Minerals plc	166,918	1,581
*,^ Tullow Oil plc		636,583	1,416
	Coca-Cola HBC AG	40,161	1,214
	Petrofac Ltd.	130,154	769
*	Ophir Energy plc	785,400	756
	Hikma Pharmaceuticals plc	7,073	132
			16,902
United States (7.4%)
*	Baidu Inc. ADR	39,069	8,843
*	Alibaba Group Holding Ltd. ADR	46,063	7,137
3	Vanguard FTSE Emerging Markets ETF	84,901	3,652
	Hollysys Automation Technologies Ltd.	152,953	2,932
	Millicom International Cellular SA	44,717	2,802
	Genpact Ltd.	91,573	2,656
*	Ctrip.com International Ltd. ADR	36,906	2,204
	Cosan Ltd.	278,424	2,038
	Cognizant Technology Solutions Corp. Class A	26,803	1,858
*	Luxoft Holding Inc. Class A	25,424	1,600
*	Kosmos Energy Ltd.	202,892	1,339
*	Azul SA ADR	49,881	1,315
^	Southern Copper Corp.	32,966	1,297
*	Flex Ltd.	73,273	1,172
*	BeiGene Ltd. ADR	9,558	674
*	JD.com Inc. ADR	7,366	333
*	SINA Corp.	3,218	305
*	Yandex NV Class A	9,222	267
Total United States			42,424
Total Common Stocks (Cost $464,334)			538,627

					Market
					Value
		Coupon			($000)
Temporary Cash Investments (6.5%)1
Money Market Fund (6.3%)
4,5 Vanguard Market Liquidity Fund		1.217%		357,535	35,761

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
6	United States Treasury Bill	0.982%	9/7/17	500	499
6	United States Treasury Bill	0.976%	10/5/17	100	100
6	United States Treasury Bill	1.044%-1.052%	11/24/17	700	698
					1,297
Total Temporary Cash Investments (Cost $37,052)					37,058
Total Investments (100.6%) (Cost $501,386)					575,685
Other Assets and Liabilities-Net (-0.6%)5					(3,196)
Net Assets (100%)					572,489

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,216,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.0% and 2.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate value of these securities was $4,714,000, representing 0.8% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $2,642,000 of collateral received for securities on loan.
6 Securities with a value of $997,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the

Emerging Markets Select Stock Fund

fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	112,261	2,802	—
Common Stocks—Other	25,663	397,281	620
Temporary Cash Investments	35,761	1,297	—
Futures Contracts—Assets[1]	4	—	—
Total	173,689	401,380	620

1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Emerging Markets Select Stock Fund

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
MSCI Emerging Markets Index	September 2017	421	22,408	509

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At July 31, 2017, the cost of investment securities for tax purposes was $501,459,000. Net unrealized appreciation of investment securities for tax purposes was $74,226,000, consisting of unrealized gains of $92,832,000 on securities that had risen in value since their purchase and $18,606,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Alternative Strategies Fund

Consolidated Schedule of Investments (unaudited)
As of July 31, 2017

			Market
			Value•
		Shares	($000)
Common Stocks—Long Positions (63.4%)
Consumer Discretionary (7.9%)
*,† Intrawest Resorts Holdings Inc.		84,900	2,016
*	Nord Anglia Education Inc.	59,500	1,958
	ClubCorp Holdings Inc.	99,000	1,678
	Tribune Media Co. Class A	39,000	1,644
*	Cabela's Inc.	27,200	1,550
	Time Warner Inc.	15,000	1,536
	Staples Inc.	150,000	1,523
	Sky plc	117,835	1,502
	West Marine Inc.	94,200	1,214
	Yum! Brands Inc.	4,100	310
	Sirius XM Holdings Inc.	52,042	305
*	Live Nation Entertainment Inc.	8,085	301
	McDonald's Corp.	1,874	291
*	NVR Inc.	111	290
*	Madison Square Garden Co. Class A	1,314	289
	Comcast Corp. Class A	6,956	281
	Cable One Inc.	361	274
	Home Depot Inc.	1,809	271
	Walt Disney Co.	2,364	260
	Pool Corp.	2,351	254
	Aramark	6,249	249
	Vail Resorts Inc.	1,172	247
	Omnicom Group Inc.	3,039	239
	Cinemark Holdings Inc.	6,147	239
	TJX Cos. Inc.	3,322	234
	Starbucks Corp.	4,000	216
	Darden Restaurants Inc.	2,537	213
	Interpublic Group of Cos. Inc.	9,714	210
	Ross Stores Inc.	3,765	208
	Choice Hotels International Inc.	3,202	207
*	Mohawk Industries Inc.	829	206
	Genuine Parts Co.	2,366	201
	Service Corp. International	5,743	199
	Lowe's Cos. Inc.	2,414	187
	Twenty-First Century Fox Inc.	6,353	182
	John Wiley & Sons Inc. Class A	3,260	180
*	Liberty Broadband Corp. Class A	1,817	180
	Leggett & Platt Inc.	3,596	173
	Regal Entertainment Group Class A	8,599	164
*	Liberty Broadband Corp.	1,250	124
			21,805
Consumer Staples (3.1%)
	Whole Foods Market Inc.	41,000	1,712
	Nutraceutical International Corp.	13,000	543
	Estee Lauder Cos. Inc. Class A	3,065	303
	Philip Morris International Inc.	2,444	285
	Coca-Cola Co.	6,203	284
	General Mills Inc.	5,088	283

Wal-Mart Stores Inc.	3,471	278
PepsiCo Inc.	2,358	275
Pinnacle Foods Inc.	4,573	272
Colgate-Palmolive Co.	3,735	270
Procter & Gamble Co.	2,916	265
Church & Dwight Co. Inc.	4,959	265
JM Smucker Co.	2,157	263
Kraft Heinz Co.	2,987	261
* US Foods Holding Corp.	9,143	257
Costco Wholesale Corp.	1,613	256
Clorox Co.	1,898	253
McCormick & Co. Inc.	2,642	252
Kellogg Co.	3,608	245
Altria Group Inc.	3,758	244
Dr Pepper Snapple Group Inc.	2,603	237
Kimberly-Clark Corp.	1,884	232
Conagra Brands Inc.	6,321	217
Brown-Forman Corp. Class A	4,171	215
Constellation Brands Inc. Class A	1,073	208
Sysco Corp.	3,291	173
Campbell Soup Co.	2,741	145
Walgreens Boots Alliance Inc.	1,612	130
Brown-Forman Corp. Class B	1,245	62
Mondelez International Inc. Class A	771	34
		8,719
Energy (1.7%)
* Rice Energy Inc.	63,600	1,779
* Atwood Oceanics Inc.	221,000	1,737
Phillips 66	3,329	279
Chevron Corp.	2,440	267
Exxon Mobil Corp.	3,201	256
Schlumberger Ltd.	3,634	249
Occidental Petroleum Corp.	3,971	246
		4,813
Financials (9.6%)
Pacific Continental Corp.	74,300	1,887
† Fortress Investment Group LLC Class A	231,800	1,854
Astoria Financial Corp.	85,000	1,715
Capital Bank Financial Corp.	44,100	1,676
Stonegate Bank	34,400	1,601
Fidelity & Guaranty Life	50,000	1,558
* Janus Henderson Group plc	36,808	1,233
WashingtonFirst Bankshares Inc.	30,000	1,027
Southwest Bancorp Inc.	34,800	908
Xenith Bankshares Inc.	30,000	845
State National Cos. Inc.	30,000	626
Sun Bancorp Inc.	20,000	487
Allstate Corp.	3,435	313
Aon plc	2,251	311
Progressive Corp.	6,479	305
* CU Bancorp	8,100	299
American Financial Group Inc.	2,894	294
Validus Holdings Ltd.	5,333	287
Travelers Cos. Inc.	2,209	283
Reinsurance Group of America Inc. Class A	2,017	283
Torchmark Corp.	3,574	282

	Chubb Ltd.	1,923	282
	Arthur J Gallagher & Co.	4,787	281
	Hartford Financial Services Group Inc.	5,087	280
	Two Harbors Investment Corp.	28,200	279
	AGNC Investment Corp.	13,080	277
	Annaly Capital Management Inc.	23,028	277
	Marsh & McLennan Cos. Inc.	3,542	276
*	Berkshire Hathaway Inc. Class B	1,572	275
*	Markel Corp.	256	274
	Loews Corp.	5,602	273
	Hanover Insurance Group Inc.	2,872	273
	RenaissanceRe Holdings Ltd.	1,805	265
	Erie Indemnity Co. Class A	2,078	265
	Aflac Inc.	3,307	264
	XL Group Ltd.	5,918	263
	White Mountains Insurance Group Ltd.	298	258
	Axis Capital Holdings Ltd.	3,983	257
	WR Berkley Corp.	3,709	256
	Starwood Property Trust Inc.	11,603	256
	CME Group Inc.	2,074	254
*	Alleghany Corp.	413	253
	Bank Mutual Corp.	25,168	250
	Old Republic International Corp.	12,716	250
	Nasdaq Inc.	3,328	248
	American International Group Inc.	3,742	245
	US Bancorp	4,583	242
	CBOE Holdings Inc.	2,431	230
	Everest Re Group Ltd.	874	229
	ProAssurance Corp.	3,659	226
*	Arch Capital Group Ltd.	2,224	216
	Brown & Brown Inc.	4,758	212
	Morningstar Inc.	2,224	184
	First American Financial Corp.	3,184	154
	TFS Financial Corp.	9,278	148
	MSCI Inc. Class A	370	40
			26,586
Health Care (10.1%)
†	CR Bard Inc.	6,650	2,132
*	VCA Inc.	22,000	2,037
*,† Akorn Inc.		60,000	2,017
*	Actelion Ltd.	7,100	1,979
*	VWR Corp.	56,000	1,848
*	Albany Molecular Research Inc.	84,200	1,831
*	SciClone Pharmaceuticals Inc.	166,500	1,823
*	PAREXEL International Corp.	20,600	1,803
*	Alere Inc.	32,900	1,658
*	Patheon NV	45,800	1,601
*	Biotest AG	31,650	1,030
*	Neuroderm Ltd.	8,000	310
*	Spectranetics Corp.	8,000	308
	Stryker Corp.	2,041	300
	UnitedHealth Group Inc.	1,554	298
*	Mettler-Toledo International Inc.	515	295
	Becton Dickinson and Co.	1,428	288
	Cooper Cos. Inc.	1,173	286
	Zoetis Inc.	4,566	286
*	Intuitive Surgical Inc.	304	285

* Bio-Rad Laboratories Inc. Class A	1,202	283
Johnson & Johnson	2,130	283
Baxter International Inc.	4,649	281
* Varian Medical Systems Inc.	2,882	280
Quest Diagnostics Inc.	2,562	278
Anthem Inc.	1,477	275
Thermo Fisher Scientific Inc.	1,494	262
Medtronic plc	3,097	260
* Waters Corp.	1,499	260
Danaher Corp.	3,063	250
Agilent Technologies Inc.	4,110	246
Merck & Co. Inc.	3,808	243
Pfizer Inc.	7,016	233
* Henry Schein Inc.	1,274	232
* Laboratory Corp. of America Holdings	1,375	219
PerkinElmer Inc.	3,195	210
Abbott Laboratories	4,193	206
* Boston Scientific Corp.	7,551	201
Bio-Techne Corp.	1,729	200
* HCA Healthcare Inc.	2,456	197
* Quintiles IMS Holdings Inc.	2,149	195
Dentsply Sirona Inc.	3,006	186
* Express Scripts Holding Co.	2,061	129
* Premier Inc. Class A	1,499	52
		27,876
Industrials (6.6%)
† West Corp.	76,000	1,776
* Sparton Corp.	70,000	1,614
* Swift Transportation Co.	63,000	1,607
Zodiac Aerospace	50,200	1,436
* Haldex AB	60,000	801
Programmed Maintenance Services Ltd.	300,000	715
CWT Ltd.	445,100	680
Toro Co.	4,323	307
IDEX Corp.	2,540	296
Rollins Inc.	6,741	293
Rockwell Collins Inc.	2,723	290
Northrop Grumman Corp.	1,101	290
Lockheed Martin Corp.	979	286
Honeywell International Inc.	2,091	285
* Verisk Analytics Inc. Class A	3,229	282
3M Co.	1,397	281
Allegion plc	3,442	280
Illinois Tool Works Inc.	1,978	278
United Technologies Corp.	2,335	277
Republic Services Inc. Class A	4,303	276
General Dynamics Corp.	1,403	275
Stanley Black & Decker Inc.	1,949	274
Raytheon Co.	1,595	274
Expeditors International of Washington Inc.	4,638	273
Boeing Co.	1,125	273
Waste Management Inc.	3,593	270
CH Robinson Worldwide Inc.	4,099	269
Equifax Inc.	1,816	264
BWX Technologies Inc.	4,991	263
Hubbell Inc. Class B	2,182	259
United Parcel Service Inc. Class B	2,280	251

Watsco Inc.	1,609	243
Roper Technologies Inc.	1,013	235
* Copart Inc.	7,444	234
KAR Auction Services Inc.	5,506	231
Huntington Ingalls Industries Inc.	1,119	231
General Electric Co.	8,792	225
Landstar System Inc.	2,682	223
Xylem Inc.	3,919	222
Snap-on Inc.	1,429	220
Carlisle Cos. Inc.	2,081	203
AMETEK Inc.	3,081	190
JB Hunt Transport Services Inc.	2,013	183
Macquarie Infrastructure Corp.	2,025	154
Lennox International Inc.	432	74
Fortive Corp.	712	46
		18,209
Information Technology (8.8%)
* NXP Semiconductors NV	19,000	2,096
* Mobileye NV	31,400	1,988
Brocade Communications Systems Inc.	153,300	1,936
* Xcerra Corp.	190,600	1,851
* NeuStar Inc. Class A	54,300	1,814
* MoneyGram International Inc.	107,700	1,758
* Lattice Semiconductor Corp.	198,600	1,382
* ARI Network Services Inc.	107,600	758
Sandvine Corp.	100,000	351
Oracle Corp.	6,112	305
* ANSYS Inc.	2,349	304
Jack Henry & Associates Inc.	2,814	302
Genpact Ltd.	10,375	301
Mastercard Inc. Class A	2,329	298
* Facebook Inc. Class A	1,744	295
Visa Inc. Class A	2,948	294
Broadridge Financial Solutions Inc.	3,855	292
Automatic Data Processing Inc.	2,458	292
* Adobe Systems Inc.	1,976	289
Amdocs Ltd.	4,292	288
Amphenol Corp. Class A	3,761	288
Fidelity National Information Services Inc.	3,134	286
* Fiserv Inc.	2,218	285
Intuit Inc.	2,061	283
Accenture plc Class A	2,185	281
* Black Knight Financial Services Inc. Class A	6,550	278
* Synopsys Inc.	3,601	276
Microsoft Corp.	3,790	276
National Instruments Corp.	6,592	271
* EchoStar Corp. Class A	4,462	271
Corning Inc.	9,165	267
Analog Devices Inc.	3,366	266
International Business Machines Corp.	1,815	263
* Tyler Technologies Inc.	1,516	260
Apple Inc.	1,726	257
Texas Instruments Inc.	3,061	249
CA Inc.	7,959	247
Harris Corp.	2,126	243
Cisco Systems Inc.	7,660	241
Intel Corp.	6,759	240

	Paychex Inc.	4,128	239
*	Alphabet Inc. Class A	239	226
*	CoreLogic Inc.	4,813	219
*	Vantiv Inc. Class A	3,438	219
	CDK Global Inc.	3,252	214
	FLIR Systems Inc.	5,174	193
	Western Union Co.	8,834	174
	DST Systems Inc.	3,066	168
*	VeriSign Inc.	1,349	137
*	Alphabet Inc. Class C	58	54
*	Bankrate Inc.	400	6
			24,371
Materials (3.8%)
†	EI du Pont de Nemours & Co.	23,100	1,899
	Monsanto Co.	16,100	1,881
	Dominion Diamond Corp.	91,000	1,280
*	Tembec Inc.	200,000	728
	Praxair Inc.	2,209	288
	Avery Dennison Corp.	3,055	284
	Dow Chemical Co.	4,397	282
*	Axalta Coating Systems Ltd.	8,950	282
	Ecolab Inc.	2,100	276
	AptarGroup Inc.	3,411	276
	NewMarket Corp.	597	275
*	Crown Holdings Inc.	4,594	273
	Eastman Chemical Co.	3,250	270
	Ashland Global Holdings Inc.	4,088	266
	Scotts Miracle-Gro Co.	2,595	249
	Air Products & Chemicals Inc.	1,699	242
	Sonoco Products Co.	4,951	240
	Silgan Holdings Inc.	7,626	231
	Sherwin-Williams Co.	598	202
	International Flavors & Fragrances Inc.	1,420	189
	PPG Industries Inc.	1,716	181
	RPM International Inc.	3,472	180
	WR Grace & Co.	2,525	174
	Bemis Co. Inc.	3,704	157
			10,605
Other (0.0%)
*	Dyax Corp CVR Exp. 12/31/2019	28,700	57

Real Estate (5.4%)
*,† Forestar Group Inc.		120,000	2,058
	Care Capital Properties Inc.	65,794	1,593
	Parkway Inc.	65,000	1,496
	Monogram Residential Trust Inc.	125,000	1,495
	FelCor Lodging Trust Inc.	200,000	1,476
	First Potomac Realty Trust	124,700	1,388
	Equinix Inc.	631	284
	Invitation Homes Inc.	12,858	274
	Essex Property Trust Inc.	1,047	274
	UDR Inc.	7,000	274
	Gaming and Leisure Properties Inc.	7,145	271
*	Equity Commonwealth	8,392	265
	Sun Communities Inc.	2,972	264
	Mid-America Apartment Communities Inc.	2,528	262

AvalonBay Communities Inc.	1,336	257
Federal Realty Investment Trust	1,933	256
Camden Property Trust	2,838	255
Crown Castle International Corp.	2,523	254
Equity Residential	3,694	251
Duke Realty Corp.	8,696	249
Apple Hospitality REIT Inc.	12,839	237
Highwoods Properties Inc.	4,560	235
DCT Industrial Trust Inc.	3,793	214
Equity LifeStyle Properties Inc.	2,293	200
Simon Property Group Inc.	1,148	182
Empire State Realty Trust Inc.	8,657	181
WP Carey Inc.	2,493	171
Regency Centers Corp.	2,226	147
Lamar Advertising Co. Class A	1,583	112
Vornado Realty Trust	1,247	99
Piedmont Office Realty Trust Inc. Class A	1,588	33
		15,007
Telecommunication Services (2.3%)
* Lumos Networks Corp.	109,554	1,962
* Level 3 Communications Inc.	32,200	1,890
* Straight Path Communications Inc. Class B	9,800	1,758
* T-Mobile US Inc.	4,228	261
AT&T Inc.	5,852	228
Verizon Communications Inc.	4,572	221
* Zayo Group Holdings Inc.	1,248	41
		6,361
Utilities (4.1%)
* TerraForm Global Inc. Class A	380,000	1,938
WGL Holdings Inc.	20,200	1,732
Gas Natural Inc.	80,000	1,036
Exelon Corp.	7,528	289
Duke Energy Corp.	3,348	285
CMS Energy Corp.	6,088	281
American Electric Power Co. Inc.	3,956	279
DTE Energy Co.	2,566	275
Xcel Energy Inc.	5,777	273
UGI Corp.	5,253	265
PPL Corp.	6,874	263
Hawaiian Electric Industries Inc.	7,961	263
Public Service Enterprise Group Inc.	5,676	255
Dominion Energy Inc.	3,200	247
Sempra Energy	2,140	242
Southern Co.	4,633	222
Atmos Energy Corp.	2,429	211
NextEra Energy Inc.	1,382	202
Pinnacle West Capital Corp.	2,316	201
Alliant Energy Corp.	4,860	197
Edison International	2,497	196
Ameren Corp.	3,500	196
WEC Energy Group Inc.	3,045	192
PG&E Corp.	2,801	190
American Water Works Co. Inc.	2,309	187
Consolidated Edison Inc.	2,239	185
Eversource Energy	2,925	178
Aqua America Inc.	5,158	172

Great Plains Energy Inc.	5,567	172
Entergy Corp.	2,138	164
SCANA Corp.	2,393	154
Westar Energy Inc. Class A	2,858	145
Avangrid Inc.	2,317	105
Vectren Corp.	1,328	80
NiSource Inc.	1,259	33
		11,305
Total Common Stocks—Long Positions (Cost $163,349)		175,714
Common Stocks Sold Short (-23.0%)
Consumer Discretionary (-2.2%)
Sinclair Broadcast Group Inc. Class A	(8,970)	(323)
* Lululemon Athletica Inc.	(4,959)	(306)
BorgWarner Inc.	(6,476)	(303)
Ralph Lauren Corp. Class A	(3,986)	(302)
Wynn Resorts Ltd.	(2,305)	(298)
Kohl's Corp.	(7,171)	(296)
* Netflix Inc.	(1,600)	(291)
Lions Gate Entertainment Corp. Class A	(9,864)	(290)
* Skechers U.S.A. Inc. Class A	(10,189)	(286)
* Urban Outfitters Inc.	(14,563)	(285)
Macy's Inc.	(11,733)	(279)
Thor Industries Inc.	(2,581)	(272)
* TripAdvisor Inc.	(6,931)	(270)
L Brands Inc.	(5,800)	(269)
* Under Armour Inc.	(14,317)	(259)
Dick's Sporting Goods Inc.	(6,904)	(258)
* Liberty Media Corp-Liberty Formula One	(7,304)	(257)
* Liberty Interactive Corp. QVC Group Class A	(10,553)	(253)
Gap Inc.	(10,513)	(250)
Best Buy Co. Inc.	(4,209)	(246)
Viacom Inc. Class B	(6,182)	(216)
* Michael Kors Holdings Ltd.	(5,687)	(207)
Penske Automotive Group Inc.	(4,715)	(205)
		(6,221)
Consumer Staples (-0.6%)
* Hain Celestial Group Inc.	(6,756)	(302)
* Sprouts Farmers Market Inc.	(11,332)	(273)
* TreeHouse Foods Inc.	(2,900)	(246)
Nu Skin Enterprises Inc. Class A	(3,869)	(245)
Bunge Ltd.	(3,126)	(245)
* Rite Aid Corp.	(92,937)	(208)
		(1,519)
Energy (-3.4%)
Ensco plc Class A	(353,600)	(1,871)
EQT Corp.	(23,532)	(1,499)
* Laredo Petroleum Inc.	(23,802)	(309)
* WPX Energy Inc.	(28,541)	(308)
* Continental Resources Inc.	(9,169)	(307)
SM Energy Co.	(17,028)	(296)
* CONSOL Energy Inc.	(17,175)	(288)
* Transocean Ltd.	(32,765)	(283)
* Kosmos Energy Ltd.	(42,393)	(280)
Hess Corp.	(6,202)	(276)
Williams Cos. Inc.	(8,630)	(274)

Murphy Oil Corp.	(10,080)	(268)
* Energen Corp.	(4,958)	(264)
* QEP Resources Inc.	(30,606)	(262)
Patterson-UTI Energy Inc.	(13,533)	(262)
* Southwestern Energy Co.	(45,864)	(261)
* Whiting Petroleum Corp.	(49,505)	(260)
Nabors Industries Ltd.	(33,112)	(255)
HollyFrontier Corp.	(8,821)	(254)
* Cheniere Energy Inc.	(5,534)	(250)
* Newfield Exploration Co.	(7,873)	(226)
Marathon Oil Corp.	(17,885)	(219)
* Gulfport Energy Corp.	(16,901)	(213)
Range Resources Corp.	(9,424)	(199)
Devon Energy Corp.	(5,146)	(171)
National Oilwell Varco Inc.	(3,473)	(114)
		(9,469)
Financials (-6.9%)
Columbia Banking System Inc.	(47,774)	(1,903)
Sterling Bancorp	(74,375)	(1,718)
First Horizon National Corp.	(91,676)	(1,598)
Home BancShares Inc.	(60,962)	(1,512)
* Janus Henderson Group plc	(36,808)	(1,233)
Sandy Spring Bancorp Inc.	(26,139)	(1,047)
Union Bankshares Corp.	(28,062)	(867)
Simmons First National Corp. Class A	(13,582)	(741)
PacWest Bancorp	(10,242)	(492)
OceanFirst Financial Corp.	(15,768)	(427)
* OneMain Holdings Inc. Class A	(11,522)	(308)
LPL Financial Holdings Inc.	(6,330)	(290)
Invesco Ltd.	(8,120)	(282)
* Santander Consumer USA Holdings Inc.	(21,939)	(281)
Zions Bancorporation	(6,189)	(280)
Citizens Financial Group Inc.	(7,932)	(278)
* SVB Financial Group	(1,525)	(272)
* E*TRADE Financial Corp.	(6,443)	(264)
Navient Corp.	(17,751)	(262)
Popular Inc.	(6,191)	(261)
Ameriprise Financial Inc.	(1,800)	(261)
* Western Alliance Bancorp	(5,155)	(260)
Regions Financial Corp.	(17,743)	(259)
BankUnited Inc.	(7,512)	(259)
TCF Financial Corp.	(16,351)	(258)
Pinnacle Financial Partners Inc.	(4,032)	(258)
Associated Banc-Corp	(10,589)	(254)
Prosperity Bancshares Inc.	(3,948)	(253)
Webster Financial Corp.	(4,872)	(253)
Bank of America Corp.	(10,469)	(252)
First Hawaiian Inc.	(8,364)	(247)
East West Bancorp Inc.	(4,292)	(244)
* Signature Bank	(1,764)	(244)
Charles Schwab Corp.	(5,665)	(243)
Cullen/Frost Bankers Inc.	(2,677)	(243)
* SLM Corp.	(21,709)	(240)
Bank of the Ozarks	(5,425)	(234)
Lincoln National Corp.	(3,069)	(224)
TD Ameritrade Holding Corp.	(4,111)	(188)
Voya Financial Inc.	(2,993)	(117)

Comerica Inc.	(1,599)	(116)
		(19,223)
Health Care (-2.0%)
Becton Dickinson and Co.	(3,376)	(680)
* Alexion Pharmaceuticals Inc.	(2,318)	(318)
* Mallinckrodt plc	(6,685)	(306)
* Alnylam Pharmaceuticals Inc.	(3,658)	(303)
* Regeneron Pharmaceuticals Inc.	(583)	(287)
* Exelixis Inc.	(10,408)	(282)
Perrigo Co. plc	(3,766)	(282)
* Vertex Pharmaceuticals Inc.	(1,842)	(280)
* Edwards Lifesciences Corp.	(2,420)	(279)
* Incyte Corp.	(2,090)	(278)
* Brookdale Senior Living Inc.	(19,508)	(277)
* Endo International plc	(24,246)	(267)
* DexCom Inc.	(3,963)	(264)
* Illumina Inc.	(1,459)	(254)
* Alkermes plc	(4,607)	(251)
* Bioverativ Inc.	(3,940)	(244)
* BioMarin Pharmaceutical Inc.	(2,707)	(237)
* Seattle Genetics Inc.	(4,214)	(213)
* Biogen Inc.	(596)	(173)
		(5,475)
Industrials (-2.0%)
Knight Transportation Inc.	(45,360)	(1,617)
Terex Corp.	(7,645)	(301)
* United Rentals Inc.	(2,493)	(297)
Arconic Inc.	(11,932)	(296)
Pitney Bowes Inc.	(18,284)	(288)
Trinity Industries Inc.	(10,356)	(284)
* Colfax Corp.	(6,841)	(282)
American Airlines Group Inc.	(5,501)	(277)
* AECOM	(8,638)	(276)
ITT Inc.	(6,315)	(259)
Timken Co.	(5,507)	(251)
* United Continental Holdings Inc.	(3,657)	(247)
* WESCO International Inc.	(4,785)	(245)
CSX Corp.	(4,855)	(239)
* Spirit Airlines Inc.	(4,473)	(174)
* JetBlue Airways Corp.	(5,865)	(129)
		(5,462)
Information Technology (-1.8%)
NVIDIA Corp.	(1,821)	(296)
* Square Inc.	(11,143)	(294)
* Workday Inc. Class A	(2,866)	(293)
* Coherent Inc.	(1,102)	(292)
* Autodesk Inc.	(2,611)	(289)
Skyworks Solutions Inc.	(2,700)	(283)
* Tableau Software Inc. Class A	(4,372)	(282)
* Palo Alto Networks Inc.	(2,123)	(280)
DXC Technology Co.	(3,456)	(271)
Western Digital Corp.	(3,129)	(266)
* ON Semiconductor Corp.	(17,656)	(264)
* Zebra Technologies Corp.	(2,590)	(263)
* Micron Technology Inc.	(9,356)	(263)
Universal Display Corp.	(2,175)	(262)

*	ARRIS International plc	(9,016)	(252)
*	Akamai Technologies Inc.	(5,252)	(248)
	Cypress Semiconductor Corp.	(17,422)	(247)
*	Twitter Inc.	(15,024)	(242)
*	Zynga Inc. Class A	(12,127)	(44)
			(4,931)
	Materials (-1.9%)
	Dow Chemical Co.	(29,614)	(1,902)
	Chemours Co.	(6,825)	(325)
*	Freeport-McMoRan Inc.	(20,981)	(307)
*	Platform Specialty Products Corp.	(21,891)	(307)
*	Alcoa Corp.	(8,124)	(296)
	Newmont Mining Corp.	(7,949)	(295)
	Mosaic Co.	(12,155)	(293)
	Huntsman Corp.	(10,699)	(285)
	Steel Dynamics Inc.	(7,958)	(282)
	CF Industries Holdings Inc.	(9,549)	(280)
	Nucor Corp.	(4,696)	(271)
	Reliance Steel & Aluminum Co.	(3,435)	(249)
	Rayonier Advanced Materials Inc.	(15,160)	(226)
			(5,318)
	Real Estate (-1.4%)
	Sabra Health Care REIT Inc.	(73,886)	(1,714)
	RLJ Lodging Trust	(72,400)	(1,532)
	DDR Corp.	(26,483)	(270)
	CoreCivic Inc.	(8,496)	(235)
*	CBRE Group Inc. Class A	(3,418)	(130)
			(3,881)
	Telecommunication Services (-0.6%)
	CenturyLink Inc.	(46,000)	(1,070)
	AT&T Inc.	(16,229)	(633)
			(1,703)
	Utilities (-0.2%)
*	Calpine Corp.	(20,893)	(301)
	NRG Energy Inc.	(11,702)	(288)
			(589)
	Total Common Stocks Sold Short (Proceeds $61,863)		(63,791)
	Temporary Cash Investments (26.0%)
	Money Market Fund (22.1%)
1	Vanguard Market Liquidity Fund, 1.217%	611,372	61,150

		Face
		Amount
		($000)
	U.S. Government and Agency Obligations (3.9%)
	2,3 United States Treasury Bill, 0.982%–0.987%, 9/7/17	1,700	1,698
	2,3 United States Treasury Bill, 0.918%, 9/14/17	1,400	1,398
	United States Treasury Bill, 0.918%, 9/14/17	1,000	999
	United States Treasury Bill, 0.976%, 10/5/17	1,200	1,198
	2,3 United States Treasury Bill, 0.980%–1.003%, 10/5/17	4,350	4,342

3 United States Treasury Bill, 1.099%, 11/2/17	1,300	1,296
		10,931
Total Temporary Cash Investments (Cost $72,073)		72,081
†,3Other Assets and Liabilities-Net (33.6%)		92,957
Net Assets (100%)		276,961

* Non-income-producing security.
† Long security positions with a value of $13,752,000 and cash of $84,923,000 are held in segregated accounts at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund's access to these assets is subject to authorization from the broker-dealer.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Security is owned by the Vanguard ASF Portfolio, which is a wholly owned subsidiary of the Alternative Strategies Fund.
3 Securities with a value of $4,143,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Basis for Consolidation: Vanguard ASF Portfolio ("the subsidiary") commenced operations on August 11, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of July 31, 2017, the fund held $15,859,000 in the subsidiary, representing 6% of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the subsidiary) have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.

B. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

C. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

D. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must

Alternative Strategies Fund

segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—Long Positions	167,514	8,143	57
Common Stocks Sold Short	(62,558)	(1,233)	—
Temporary Cash Investments	61,150	10,931	—
Futures Contracts—Assets[1]	1,391	—	—
Futures Contracts—Liabilities[1]	(301)	—	—
Forward Currency Contracts—Assets	—	3,774	—
Forward Currency Contracts—Liabilities	—	(2,542)	—
Total	167,196	19,073	57

1 Represents variation margin on the last day of the reporting period.

F. Futures Contracts: The fund gains exposure to commodities through the subsidiary’s investment in exchange-traded commodity futures contracts. The primary risk associated with the use of commodity futures contracts is the chance the fund could lose all, or substantially all, of its investments in instruments linked to the returns of commodity futures. Commodity futures trading is volatile, and even a small movement in market prices could cause large losses. The fund also uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Alternative Strategies Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Consolidated Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	September 2017	818	176,969	(39)
5-Year U.S. Treasury Note	September 2017	354	41,825	6
10-Year U.S. Treasury Note	September 2017	215	27,066	(9)
NY Harbor ULSD[1]	August 2017	65	4,552	437
RBOB Gasoline[1]	August 2017	64	4,507	415
Cocoa[1]	December 2017	(214)	(4,466)	(355)
Copper[1]	September 2017	(61)	(4,410)	(332)
Coffee[1]	September 2017	(83)	(4,334)	(327)
Sugar #11[1]	September 2017	(259)	(4,325)	(325)
LME Tin[1]	September 2017	41	4,246	170
Cotton No. 2[1]	December 2017	123	4,234	(79)
Soybean[1]	September 2017	(83)	(4,148)	(85)
LME Zinc[1]	September 2017	59	4,115	26
Soybean Meal[1]	September 2017	(127)	(4,073)	(10)
Corn[1]	September 2017	(218)	(4,041)	149
Feeder Cattle[1]	August 2017	54	3,947	(169)
Natural Gas[1]	August 2017	(140)	(3,912)	204
Lean Hogs[1]	October 2017	148	3,909	(145)
Live Cattle[1]	October 2017	87	3,896	(206)
				(674)
1 Security is owned by the subsidiary.

G. Forward Currency Contracts: The fund enters into forward currency contracts to enhance returns and protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts

Alternative Strategies Fund

contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Consolidated Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts, except for Singapore dollar contracts, is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America, N.A.	8/8/17	CAD	35,084	USD	27,120	1,025
Bank of America, N.A.	8/8/17	AUD	33,080	USD	25,353	1,109
Bank of America, N.A.	8/8/17	NOK	198,868	USD	23,820	1,477
Bank of America, N.A.	8/8/17	EUR	446	USD	513	16
Bank of America, N.A.	8/8/17	USD	26,698	EUR	23,453	(1,078)
Bank of America, N.A.	8/8/17	USD	24,602	SEK	208,126	(1,188)
Bank of America, N.A.	8/8/17	USD	23,854	CHF	22,911	147
Bank of America, N.A.	8/8/17	USD	3,883	CAD	5,037	(158)
Bank of America, N.A.	8/8/17	USD	2,245	AUD	2,903	(78)
Bank of America, N.A.	8/8/17	USD	1,523	GBP	1,174	(26)
Bank of America, N.A.	8/8/17	USD	712	SGD	984	(14)
Bank of America, N.A.	8/8/17	USD	415	CAD	517	—
						1,232

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—Euro.
GBP—British pound.
NOK—Norwegian krone.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.

At July 31, 2017, a counterparty had deposited in a segregated account securities with a value

Alternative Strategies Fund

of $1,420,000 in connection with open forward currency contracts.

H. At July 31, 2017, the cost of long security positions for tax purposes was $235,443,000. Net unrealized appreciation of long security positions for tax purposes was $12,352,000, consisting of unrealized gains of $14,362,000 on securities that had risen in value since their purchase and $2,010,000 in unrealized losses on securities that had fallen in value since their purchase. Tax-basis net unrealized appreciation on securities sold short was $1,945,000, consisting of unrealized gains of $3,313,000 on securities that had fallen in value since their purchase and $5,258,000 in unrealized losses on securities that had risen in value since their sale.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TRUSTEES EQUITY FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	September 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES EQUITY FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date:	September 18, 2017
VANGUARD TRUSTEES EQUITY FUND
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date:	September 18, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.